INTANGIBLE ASSETS, NET AND GOODWILL (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Depreciation and amortization	$ 1,773	$ 1,298	$ 4,004	$ 3,605
Other intangible assets [Member]
Depreciation and amortization	$ 108,000	$ 108,000	$ 216,000	$ 206,000